14. ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (OCI) (Tables)	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013

Accumulated OCI(L), beginning of period:
Currency translation adjustment	$(2,850,122)	$465,615	$3,253,019

OCL for the period:
Currency translation adjustments	$(4,928,225)	$(3,315,737)	$(2,787,404)

Accumulated OCI(L), end of period:
Currency translation adjustment	$(7,778,347)	$(2,850,122)	$465,615